Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxes	₨ 122,512	$ 1,624	₨ 115,415	₨ 102,474
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.61%
Computed expected tax expense	₨ 42,806		₨ 40,326	₨ 35,466
Income exempt from tax	(12,930)		(18,469)	(12,878)
Basis differences that will reverse during a tax holiday period	480		(796)	167
Income taxed at higher/ (lower) rates	(3,122)		(1,002)	(111)
Reversal of deferred tax for past years due to rate reduction *				(1,563)
Taxes related to prior years	(116)		(2,267)	(380)
Changes in unrecognized deferred tax assets	(3,898)		3,972	239
Expenses disallowed for tax purpose	1,785		3,503	1,431
Others, net	(206)		(25)	19
Income tax expense	₨ 24,799	$ 329	₨ 25,242	₨ 22,390
Effective income tax rate	20.24%	20.24%	21.87%	21.85%